Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenues	¥ 2,666,373	¥ 2,520,365	¥ 2,292,708
Interest expense	127,618	68,232	78,068
Depreciation and amortization	353,434	330,351	315,955
Other significant non-cash items:
Provision for credit losses	7,756	3,939	16,021
Write-downs of long-lived assets	2,297	35,666	3,020
Increase in policy liabilities and policy account balances	101,743	141,201	230,947
Bargain Purchase Gain	1,174	0	4,966
Segment profits	279,668	317,612	196,814
Segment assets	15,266,191	14,270,672	13,563,082
Investment in affiliates	1,000,704	978,033
PE Investment And Concession
Other significant non-cash items:
Bargain Purchase Gain			601
Operating Segment
Segment Reporting Information [Line Items]
Revenues	2,663,875	2,522,672	2,298,365
Finance revenues	319,387	281,385	273,428
Interest expense	129,286	70,819	80,930
Depreciation and amortization	346,271	321,304	304,980
Other significant non-cash items:
Provision for credit losses	7,760	3,947	16,017
Write-downs of long-lived assets	2,249	35,666	3,020
Increase in policy liabilities and policy account balances	101,743	141,201	230,947
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	52,074	202,791	23,780
Bargain Purchase Gain	1,174		4,966
Segment profits	381,255	531,361	311,277
Segment assets	12,595,338	11,999,584	11,341,789
Long-lived assets	2,300,328	2,150,430	1,981,321
Expenditures for long-lived assets	600,511	452,217	406,853
Investment in affiliates	1,000,354	978,019	887,735
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	429,907	445,338	431,015
Finance revenues	60,066	57,580	58,996
Interest expense	6,375	5,783	6,252
Depreciation and amortization	149,545	156,116	162,620
Other significant non-cash items:
Provision for credit losses	1,036	1,296	1,074
Write-downs of long-lived assets	67	1,092	207
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,508	164,020	1,485
Bargain Purchase Gain	0		0
Segment profits	73,176	239,802	58,662
Segment assets	1,514,070	1,516,795	1,676,063
Long-lived assets	500,111	508,035	542,284
Expenditures for long-lived assets	160,920	146,851	155,713
Investment in affiliates	16,961	16,929	18,049
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	418,736	390,688	359,798
Finance revenues	5,562	5,602	6,206
Interest expense	3,367	2,873	2,493
Depreciation and amortization	16,613	16,164	15,249
Other significant non-cash items:
Provision for credit losses	61	173	818
Write-downs of long-lived assets	1,724	88	1,167
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	9,580	1,575	6,132
Bargain Purchase Gain	0		0
Segment profits	51,523	31,990	24,353
Segment assets	935,027	910,101	872,095
Long-lived assets	592,190	574,661	544,232
Expenditures for long-lived assets	89,380	78,601	100,494
Investment in affiliates	117,040	113,178	99,105
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	376,405	385,739	331,222
Finance revenues	159	237	152
Interest expense	2,376	2,547	1,719
Depreciation and amortization	22,649	22,325	9,406
Other significant non-cash items:
Provision for credit losses	(84)	924	3,621
Write-downs of long-lived assets	229	11,657	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(5,275)	(11,040)	(8,449)
Bargain Purchase Gain	58		601
Segment profits	2,686	(11,682)	3,431
Segment assets	605,471	353,581	378,698
Long-lived assets	100,848	85,698	74,130
Expenditures for long-lived assets	15,328	11,884	12,123
Investment in affiliates	36,678	43,498	55,421
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	215,770	160,232	141,971
Finance revenues	1,230	1,001	1,315
Interest expense	12,276	5,365	10,821
Depreciation and amortization	22,486	18,140	20,221
Other significant non-cash items:
Provision for credit losses	(8)	0	469
Write-downs of long-lived assets	58	19,564	98
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	19,966	7,295	12,423
Bargain Purchase Gain	1,018		4,365
Segment profits	35,682	3,048	26,946
Segment assets	773,617	703,608	489,174
Long-lived assets	450,797	388,399	285,155
Expenditures for long-lived assets	76,556	30,200	17,681
Investment in affiliates	190,384	204,260	180,492
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	499,487	486,704	491,894
Finance revenues	300	265	242
Interest expense	365	551	500
Depreciation and amortization	31,810	27,884	28,366
Other significant non-cash items:
Provision for credit losses	(1)	0	7
Write-downs of long-lived assets	0	0	0
Increase in policy liabilities and policy account balances	101,743	141,201	230,947
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	0	0	0
Bargain Purchase Gain	0		0
Segment profits	37,980	53,290	54,615
Segment assets	2,050,412	2,072,145	1,959,521
Long-lived assets	27,194	27,962	28,538
Expenditures for long-lived assets	0	0	3
Investment in affiliates	0	0	0
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	84,286	84,821	83,724
Finance revenues	78,066	76,190	78,071
Interest expense	5,698	5,259	5,207
Depreciation and amortization	1,402	1,335	1,279
Other significant non-cash items:
Provision for credit losses	716	2,395	508
Write-downs of long-lived assets	0	0	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	0	1	3
Bargain Purchase Gain	0		0
Segment profits	37,610	41,498	47,685
Segment assets	2,698,747	2,687,156	2,690,627
Long-lived assets	0	0	0
Expenditures for long-lived assets	0	0	0
Investment in affiliates	0	67	200
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	54,009	38,639	31,617
Finance revenues	6,660	2,580	1,172
Interest expense	18,877	11,400	13,103
Depreciation and amortization	16,257	15,669	13,566
Other significant non-cash items:
Provision for credit losses	1	0	(159)
Write-downs of long-lived assets	0	2,331	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	9,744	(5,472)	8,718
Bargain Purchase Gain	98		0
Segment profits	18,583	(2,319)	4,924
Segment assets	742,890	684,098	601,762
Long-lived assets	295,549	271,592	262,019
Expenditures for long-lived assets	103,993	70,370	32,920
Investment in affiliates	348,583	320,058	293,469
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	189,045	161,344	138,017
Finance revenues	106,599	90,708	87,172
Interest expense	43,643	17,140	20,471
Depreciation and amortization	3,023	2,678	2,474
Other significant non-cash items:
Provision for credit losses	3,495	(1,726)	6,221
Write-downs of long-lived assets	114	928	1,458
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	3,118	20,593	8,423
Bargain Purchase Gain	0		0
Segment profits	49,021	75,235	39,419
Segment assets	1,462,067	1,364,142	1,220,081
Long-lived assets	12,639	13,399	13,656
Expenditures for long-lived assets	1,428	717	592
Investment in affiliates	52,408	45,337	43,816
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	206,486	221,112	160,798
Finance revenues	812	56	171
Interest expense	4,317	(647)	(75)
Depreciation and amortization	6,619	1,225	962
Other significant non-cash items:
Provision for credit losses	0	0	34
Write-downs of long-lived assets	0	0	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	683	449	245
Bargain Purchase Gain	0		0
Segment profits	40,675	49,334	39,063
Segment assets	417,941	401,869	369,546
Long-lived assets	0	0	0
Expenditures for long-lived assets	0	0	0
Investment in affiliates	2,714	2,221	1,770
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	189,744	148,055	128,309
Finance revenues	59,933	47,166	39,931
Interest expense	31,992	20,548	20,439
Depreciation and amortization	75,867	59,768	50,837
Other significant non-cash items:
Provision for credit losses	2,544	885	3,424
Write-downs of long-lived assets	57	6	90
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	12,750	25,370	(5,200)
Bargain Purchase Gain	0		0
Segment profits	34,319	51,165	12,179
Segment assets	1,395,096	1,306,089	1,084,222
Long-lived assets	321,000	280,684	231,307
Expenditures for long-lived assets	152,906	113,594	87,327
Investment in affiliates	¥ 235,586	¥ 232,471	¥ 195,413